Note 5 - Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2013	June 30, 2014
Prospero Maritime Inc.	-	1,906,250
Allendale Investments S.A.	-	1,906,250
Eternity Shipping Company	-	1,906,250
Pillory Associates Corporation	-	1,906,250
Eirini Shipping Ltd.	-	15,300,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	5,000,000	4,600,000
Manolis Shipping Ltd.	5,840,000	5,520,000
Saf Concord Shipping Ltd.	5,250,000	4,750,000
Eleni Shipping Ltd.	5,400,000	-
Pantelis Shipping Corp.	7,360,000	6,800,000
Aggeliki Shipping Ltd.	4,864,000	4,258,000
Noumea Shipping Ltd.	11,930,000	10,585,000
	45,644,000	59,438,000
Less: Current portion	(12,862,000)	(14,617,000)
Long-term portion	$32,782,000	$44,821,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2015	14,617,000
2016	16,056,000
2017	14,225,000
2018	4,840,000
2019	9,700,000
Total	$59,438,000